Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net earnings	$ 885.8	$ 284.3
Weighted average number of common shares outstanding (in shares)	420,444	408,165
Basic earnings per share (in dollars per share)	$ 2.11	$ 0.70
Dilutive effect of potential common share equivalents (in shares)	2,218	2,381
Diluted weighted average number of common shares outstanding (in shares)	422,662	410,546
Diluted earnings per share (in dollars per share)	$ 2.10	$ 0.69
Stock options		5